Note 12 - Income Tax and Social Contribution (Details Textual) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
Statement Line Items [Line Items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	R$ 1,070